Risks Arising from Financial Instruments - Summary of Currency Transactional Risk (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Euro to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Closing rate	23.67	21.78
Volatility of rates	12.07%	16.83%
Euro to Pound Sterling [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Closing rate	0.89	0.86
Volatility of rates	7.94%	11.63%
Euro to Russian Ruble [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Closing rate	69.12	63.94
Volatility of rates	11.95%	19.53%
Euro to Ukrainian Hryvnia [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Closing rate	33.66	28.66
Volatility of rates	9.72%	13.30%
Euro to US Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Closing rate	1.20	1.05
Volatility of rates	7.12%	8.09%
Pound Sterling to US Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Closing rate	1.35	1.23
Volatility of rates	13.99%	13.99%
US Dollar to Australian Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Closing rate	1.28	1.38
Volatility of rates	7.50%	11.22%
US Dollar to Chinese Yuan [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Closing rate	6.51	6.94
Volatility of rates	5.45%	5.45%
US Dollar to Colombian Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Closing rate	2,988.60	3,002.14
Volatility of rates	8.55%	18.41%
US Dollar to Euro [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Closing rate	0.83	0.95
Volatility of rates	7.12%	8.09%
US Dollar to Honduran Lempira [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Closing rate		23.49
Volatility of rates		0.57%
US Dollar to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Closing rate	19.74	20.66
Volatility of rates	11.59%	16.76%
US Dollar to Nigerian Naira [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Closing rate	360.03	315.28
Volatility of rates	21.07%	38.95%
US Dollar to Peruvian Nuevo Sol [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Closing rate	3.24	3.35
Volatility of rates	4.19%	7.29%
US Dollar to Russian Ruble [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Closing rate	57.63	60.66
Volatility of rates	10.76%	19.60%
US Dollar to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Closing rate	1,067.63	1,203.90
Volatility of rates	13.70%	13.70%
US Dollar to Tanzanian Shilling [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Closing rate	2,235.44	2,180.87
Volatility of rates	2.63%	1.37%
US Dollar to Ukrainian Hryvnia [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Closing rate	28.07	27.19
Volatility of rates	4.30%	10.74%
US Dollar to Zambian Kwacha [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Closing rate	9.98	9.94
Volatility of rates	10.72%	18.91%
Euro to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Closing rate	1,280.41
Volatility of rates	7.73%
US Dollar to South African Rand [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Closing rate	12.35
Volatility of rates	15.39%
Bottom of range [member] | Euro to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Possible closing rate	20.81	18.12
Bottom of range [member] | Euro to Pound Sterling [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Possible closing rate	0.82	0.76
Bottom of range [member] | Euro to Russian Ruble [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Possible closing rate	60.86	51.45
Bottom of range [member] | Euro to Ukrainian Hryvnia [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Possible closing rate	30.39	24.85
Bottom of range [member] | Euro to US Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Possible closing rate	1.11	0.97
Bottom of range [member] | Pound Sterling to US Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Possible closing rate	1.16	1.06
Bottom of range [member] | US Dollar to Australian Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Possible closing rate	1.18	1.23
Bottom of range [member] | US Dollar to Chinese Yuan [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Possible closing rate	6.15	6.57
Bottom of range [member] | US Dollar to Colombian Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Possible closing rate	2,732.94	2,449.43
Bottom of range [member] | US Dollar to Euro [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Possible closing rate	0.77	0.87
Bottom of range [member] | US Dollar to Honduran Lempira [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Possible closing rate		23.36
Bottom of range [member] | US Dollar to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Possible closing rate	17.45	17.20
Bottom of range [member] | US Dollar to Nigerian Naira [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Possible closing rate	284.18	192.49
Bottom of range [member] | US Dollar to Peruvian Nuevo Sol [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Possible closing rate	3.11	3.11
Bottom of range [member] | US Dollar to Russian Ruble [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Possible closing rate	51.43	48.77
Bottom of range [member] | US Dollar to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Possible closing rate	921.40	1,039.01
Bottom of range [member] | US Dollar to Tanzanian Shilling [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Possible closing rate	2,176.76	2,151.10
Bottom of range [member] | US Dollar to Ukrainian Hryvnia [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Possible closing rate	26.86	24.27
Bottom of range [member] | US Dollar to Zambian Kwacha [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Possible closing rate	8.91	8.06
Bottom of range [member] | Euro to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Possible closing rate	1,181.37
Bottom of range [member] | US Dollar to South African Rand [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Possible closing rate	10.44
Top of range [member] | Euro to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Possible closing rate	26.53	25.45
Top of range [member] | Euro to Pound Sterling [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Possible closing rate	0.96	0.96
Top of range [member] | Euro to Russian Ruble [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Possible closing rate	77.38	76.43
Top of range [member] | Euro to Ukrainian Hryvnia [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Possible closing rate	36.93	32.47
Top of range [member] | Euro to US Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Possible closing rate	1.28	1.14
Top of range [member] | Pound Sterling to US Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Possible closing rate	1.54	1.40
Top of range [member] | US Dollar to Australian Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Possible closing rate	1.38	1.54
Top of range [member] | US Dollar to Chinese Yuan [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Possible closing rate	6.86	7.32
Top of range [member] | US Dollar to Colombian Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Possible closing rate	3,244.26	3,554.86
Top of range [member] | US Dollar to Euro [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Possible closing rate	0.89	1.03
Top of range [member] | US Dollar to Honduran Lempira [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Possible closing rate		23.63
Top of range [member] | US Dollar to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Possible closing rate	22.02	24.13
Top of range [member] | US Dollar to Nigerian Naira [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Possible closing rate	435.87	438.07
Top of range [member] | US Dollar to Peruvian Nuevo Sol [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Possible closing rate	3.38	3.60
Top of range [member] | US Dollar to Russian Ruble [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Possible closing rate	63.83	72.55
Top of range [member] | US Dollar to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Possible closing rate	1,213.86	1,368.80
Top of range [member] | US Dollar to Tanzanian Shilling [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Possible closing rate	2,294.12	2,210.64
Top of range [member] | US Dollar to Ukrainian Hryvnia [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Possible closing rate	29.27	30.11
Top of range [member] | US Dollar to Zambian Kwacha [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Possible closing rate	11.05	11.82
Top of range [member] | Euro to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Possible closing rate	1,379.44
Top of range [member] | US Dollar to South African Rand [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Possible closing rate	14.25